Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Total commissions and fee income and expenses prior to adoption of IFRS 15:
Commissions and fees for Fiduciary activities	€ 1,123	€ 2,177
Commissions, brokers fees, mark-ups on securities underwriting and other securities activities	793	1,649
Fees for other customer services	€ 923	€ 1,948